SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWNSECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  JANUARY 1999

		THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			     Approx Asset
Date	         Number    Price    Value or Approx    Seller
Each    Ident  Shares     Per     Asset Cov/ Shr     or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker

1-5      GER    5300     14.579       16.98        Bear Stearns
1-6	   " "    5300     15.3455      17.39            " "
1-7	   " "    5300     15.4375      17.10            " "
1-8	   " "    5300     15.5059      17.11            " "
1-11	   " "    7300     15.1935      16.66            " "
1-12     " "    7300     14.9289      16.43            " "
1-20	   " "    7500     14.7792      16.47            " "
1-21	   " "    3600     14.7778      16.50            " "
1-22	   " "    7500     14.6808      15.99            " "

The Germany Fund, Inc.
( Name of Registrant)
By Laura Weber - Assistant Treasurer
Date of Statement  2/9/99